SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS
On December 1, 2022, Tiger Capital assigned its interest in Modcloth to the Company for $1.5 million, at which point Modcloth became a fully owned subsidiary of the Company. In addition, the Company paid the remaining balance of approximately $1 million on the inventory financing arrangement between Modcloth and Tiger Capital.

Nogin Inc [Member]
SUBSEQUENT EVENTS
19.	SUBSEQUENT EVENTS
In the second quarter of 2022, the Company entered into promissory notes with various internal investors in exchange for cash of $7.0 million. The notes have terms of one-year and bear per annum interest at the rate of 7.75% plus then current prime rate of 3.5%. The Company is required to make nine interest-only payments, followed by three principal payments. Principal balance is due the earliest of closing of the transaction (note 1), other early repayment or refinance of debt, private convertible note or equity financing or the maturity date of May 2023. In connection with the promissory notes, the Company issued warrants
(“promissory note warrants”)
to purchase up to 31,024 shares of fully diluted common stock of the Company at an exercise price of $0.01 per share.

The promissory notes were repaid at the closing of the Business Combination and the warrants were converted into a number of shares of the Company’s common stock.
In July 2022, the Company amended the Note Agreement to borrow an additional $3 million from the
same financial institution providing the Note Agreement, which bear interest at a rate per annum of 7.75% plus the greater of 3.5% or the primate rate as publish by the Wall Street Journal. In connection with this borrowing, the Company issued warrants to purchase up to 13,343 shares of common stock of the Company at an exercise price of $0.01 per share. Such warrants, along with the promissory note warrants (Note 6) were converted into a number of shares of the Company’s common stock prior to closing of the transaction in accordance with the related warrant agreements
. The promissory notes were repaid at the closing of the Business Combination.
In July 2022, the beneficiary to the letter of credit issued against the line of credit (Note 6) exercised the right to draw on the line, which increased the amount owed on the line of credit by $3 million. The line of credit was repaid at the closing of the Business Combinatio
n
.
On December 1, 2022, Tiger Capital assigned its interest in Modcloth to the Company for $1.5 million, at which point Modcloth became a wholly owned subsidiary of the Company. In addition, the Company paid the remaining balance of approximately $1 million on the inventory financing arrangement between Modcloth and Tiger Capital.